Leases - Schedule of Future Minimum Lease Payments to be Received on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Leases
Future minimum lease payments to be received, Total	¥ 14,871
Future minimum lease payments to be received, Less than 1 year	1,811
Future minimum lease payments to be received, 1 to 2 years	1,784
Future minimum lease payments to be received, 2 to 3 years	1,614
Future minimum lease payments to be received, 3 to 4 years	1,438
Future minimum lease payments to be received, 4 to 5 years	1,117
Future minimum lease payments to be received, More than 5 years	¥ 7,107